Note 9 - Share Capital - Loss Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Issued common shares, beginning of year (in shares)	15,722	12,048	11,700
Effect of ATM issuances (in shares)	6,402	695
Effect of shares issued pursuant to share purchase agreement (in shares)	113
Effect of RSU redemptions (in shares)	76
Effect of warrant exercises (in shares)			49
Effect of option and DSU exercises (in shares)			103
Effect of promissory note conversions (in shares)			54
Balance, end of year (in shares)	22,313	12,743	11,906